UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stadium Capital Management, LLC
Address:  19785 Village Office Court, Suite 101
          Bend, OR  97702

Form 13F File Number:    028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bradley R. Kent
Title:    Managing Director
Phone:    541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent               Bend, OR       May 12, 2006
     [Signature]         [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total:      385,286 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NAME OF ISSUER           TITLE OF  CUSIP          VALUE             SHARES
INV  OTHER        VOTING AUTH
                         CLASS                    X1000
DISC  MGR    SOLE   SHARED   NONE


ACCURIDE CORP                COMMON     004398103    $44,582          4349500  N
SOLE         4349500   0       0
AMERICAN DENTAL PARTNERS     COMMON     025353103    $28,773          2107894  N
SOLE         2107894   0       0
ATLANTIS GROUP INC CL A      COMMON     049156102       $790            63164  N
SOLE           63164   0       0
BRISTOL WEST HOLDINGS INC    COMMON     11037M105    $58,060          3145200  N
SOLE         3145200   0       0
CARMIKE CINEMAS INC          COMMON     143436400    $20,449           827547  N
SOLE          827547   0       0
COMMERCIAL VEHICLE GROUP INC COMMON     202608105    $10,987           542315  N
SOLE          542315   0       0
COMPASS MINERALS INTL INC    COMMON     20451N101     $9,653           366600  N
SOLE          366600   0       0
CONCORDE CAREER COLLEGES INC COMMON     20651H201     $9,461           589909  N
SOLE          589909   0       0
DATAMIRROR CORP              COMMON     237926100    $12,305          1370297  N
SOLE         1370297   0       0
ENERSYS COM                  COMMON     29275Y102    $28,337          2021206  N
SOLE         2021206   0       0
HEWITT ASSOCS INC            COMMON     42822Q100    $17,976           620078  N
SOLE          620078   0       0
HINES HORTICULTURE INC       COMMON     433245107     $3,178           906823  N
SOLE          906823   0       0
INFINITY PPTY & CAS CORP     COMMON     45665Q103       $469            10470  N
SOLE           10470   0       0
INTERSECTIONS INC            COMMON     460981301     $4,952           480749  N
SOLE          480749   0       0
PANTRY INC DEL               COMMON     698657103     $7,962           120285  N
SOLE          120285   0       0
PETCO ANIMAL SUPPLIES INC    COMMON     716016209     $1,769            80775  N
SOLE           80775   0       0
PROQUEST COMPANY             COMMON     74346P102    $36,523          2326310  N
SOLE         2326310   0       0
REGAL ENTERTAINMENT GROUP    COMMON     758766109    $19,322           919200  N
SOLE          919200   0       0
REGIS CORPORATION            COMMON     758932107     $2,325            66300  N
SOLE           66300   0       0
REPUBLIC AWYS HLDGS INC      COMMON     760276105    $47,790          2811154  N
SOLE         2811154   0       0
RURAL METRO CORP             COMMON     781748108    $19,623          2452924  N
SOLE         2452924   0       0



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